OTHER RECEIVABLES, NET (Details Textual)	1 Months Ended	12 Months Ended
	Sep. 30, 2013 CNY (¥)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Other Receivables [Line Items]
Loans Receivable Under Installment	¥ 699,147
Provision for Other Credit Losses		¥ 247,612	$ 36,535	¥ 455,574	¥ 371,217